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                   UNITED STATES                                   OMB APPROVAL
         SECURITIES AND EXCHANGE COMMISSION            OMB Number:     3235-0456
               Washington, D.C. 20549                  Expires:  August 31, 2000
APPENDIX I                                             Estimated average burden
                             FORM 24F-2                hours per response.....1
                  ANNUAL NOTICE OF SECURITIES SOLD
                       PURSUANT TO RULE 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and address of issuer:
                                    Gartmore Mutual Funds II, Inc.
                                    94 North Broadway
                                    Irvington, NY 10533

2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                  [X]



3.    Investment Company Act File Number:             811-09275

      Securities Act File Number:                     0001082555



4(a). Last day of the fiscal year for which this notice is filed:

                                  June 30, 2004

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this
      Form.
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5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the fiscal year
            pursuant to section 24(f):                                                                           $1,861,401
                                                                                                                -----------

      (ii)  Aggregate price of securities redeemed or repurchased during the
            fiscal year:                                                                 $20,978,429
                                                                                         -----------

      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
            Commission.                                                                  $21,853,629
                                                                                         -----------

      (iv)  Total available redemption credits [Add items 5(ii) and 5(iii)]:                                    $42,832,058
                                                                                                                -----------

      (v)   Net Sales - If item 5(i) is greater than item 5(iv) [subtract Item
            5(iv) from Item 5(i)]                                                                                        $0
                                                                                                                -----------

      (vi)  Redemption credits available for use in future years - if Item 5(i)          (40,970,657)
            is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]:               -----------

      (vii) Multiplier for determining registration fee (See Instruction C.9):
                                                                                                                  0.0001267
                                                                                                                -----------


      (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):                                          =      $0.00
            (enter "0" if no fee is due):                                                                       -----------


6.    Prepaid shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities
        (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ___________.

7.    Interest due.-- if this Form is being filed more than 90 days after the
      end of the issuers fiscal year (see Instruction D):                                                                $0
                                                                                                                -----------

8.    Total of amount of the registration fee due plus any interest due [Line                                         $0.00
      5(viii) plus line 7].                                                                                     ===========

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

            Method of Delivery:

                                [ ]  Wire Transfer
                                [ ]  Mail or other means



                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


      By (Signature and Title)*   /s/ Bryan Haft
                                ------------------------------------------------

                                Bryan Haft, Assistant Treasurer
                                ------------------------------------------------

Date   September 30, 2004
    -------------------------

      * Please print the name and title of the signing officer below the signature.